MERCK & CO., INC.
ONE MERCK DRIVE
P.O. BOX 100
WHITEHOUSE STATION, NJ 08889-0100
February 27, 2009
Securities and Exchange Commission
100 F Street
Washington, DC 20549

Re:	Merck & Co., Inc. Form 10-K Annual Report for the Fiscal year Ended December 31, 2008 File No. 1-3305
Ladies and Gentlemen:
On behalf of Merck & Co., Inc., pursuant to Regulation S-T, submitted herewith for filing is the Company’s Annual Report on Form 10-K, including the exhibits thereto.
The financial statements do not reflect any changes from the preceding year in any accounting principles or practices, or in the method of applying any such accounting principles or practices.
Very truly yours,

/s/Debra A. Bollwage Debra A. Bollwage
Senior Assistant Secretary